Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 06, 2012
Document And Entity Information
Entity Registrant Name	BINGHAM CANYON CORP
Entity Central Index Key	0001119897
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		19,150,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 2,008	$ 365
Total current assets	2,008	365
TOTAL ASSETS	2,008	365
CURRENT LIABILITIES
Accounts payable	30,300	23,170
Loans	90,450	76,450
Accrued interest	9,511	6,019
Total current liabilities	130,261	105,639
Total liabilities	130,261	105,639
STOCKHOLDERS' EQUITY
Common stock, $.001 par value; 100,000,000 shares authorized; 19,150,000 shares issued and outstanding	19,150	19,150
Additional paid-in capital	30,850	30,850
Deficit accumulated during the development stage	(178,253)	(155,274)
Total stockholders' equity	(128,253)	(105,274)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,008	$ 365

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	19,150,000	19,150,000
Common stock shares outstanding	19,150,000	19,150,000

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		317 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
General and administrative	10,144	692	19,487	3,610	168,742
Total expenses	10,144	692	19,487	3,610	168,742
Net loss before other expense	(10,144)	(692)	(19,487)	(3,610)	(168,742)
Other income (expense)
Interest expense	(1,770)	(1,529)	(3,492)	(3,064)	(9,511)
Total other income (expense)	(1,770)	(1,529)	(3,492)	(3,064)	(9,511)
Loss from operations before income taxes	(11,914)	(2,221)	22,979	(6,674)	(178,253)
Income taxes	0	0	0	0	0
Net loss	$ (11,914)	$ (2,221)	$ (22,979)	$ (6,674)	$ (178,253)
Basic and diluted net loss per share	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding	19,150,000	19,150,000	19,150,000	19,150,000

Statements of Cash Flows (USD $)	6 Months Ended		316 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net loss	$ (22,979)	$ (6,674)	$ (178,253)
Adjustments to reconcile net loss to cash provided (used) by operating activities:
Depreciation and amortization	0	0	17,000
Common stock issued for services rendered	0	0	33,000
Changes in liabilities:
Increase in accounts payable and accrued expenses	7,130	(275)	67,150
Accrued interest	3,492	3,064	9,511
Net cash provided (used) by operating activities	(12,357)	(3,885)	(51,592)
Cash Flows from Investing Activities
Net cash provided (used) by investing activities	0	0	0
Cash Flows from Financing Activities
Proceeds from notes payable	14,000	5,000	53,600
Net cash provided (used) by financing activities	14,000	5,000	53,600
Increase in cash	1,643	1,115	2,008
Cash and cash equivalents at beginning of period	365	1,284	0
Cash and cash equivalents at end of period	2,008	2,399	2,008
Supplemental Cash Flow Information:
Cash paid for interest	0	0	0
Cash paid for income taxes	0	0	0
Non-Cash Investing and Financing Activities
Stock issued for marketing rights	0	0	17,000
Converted accounts payable and advances into loans	$ 0	$ 71,450	$ 71,450

Condensed Financial Statements	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements

NOTE 1 – Condensed Financial Statements

The accompanying financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows as of and for the period ended June 30, 2012 and for all periods presented have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s December 31, 2011 audited financial statements as reported in its Form 10-K. The results of operations for the period ended June 30, 2012 are not necessarily indicative of the operating results for the full year ended December 31, 2012.

Going Concern	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Going Concern

NOTE 2 – Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has limited assets, has incurred losses since inception, has negative cash flows from operations, and has no revenue-generating activities. Its activities have been limited for the past several years and it is dependent upon financing to continue operations. These factors raise substantial doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. It is management’s plan to acquire or merge with other operating companies.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 3 – Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and has determined that there are no such events that would have a material impact on the financial statements.